Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:(4)
Fiscal Year Ended December 31,(1)	Summary Compensation Table (SCT) Total for PEO ($)(2)	CAP to PEO ($)(3)	Average SCT Total for Non-PEO NEOs ($)(2)	Average CAP to Non-PEO NEOs ($)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income (in thousands) ($)(6)	Adjusted Pre-Tax Income (in thousands) ($)(7)
2022	8,287,488	3,789,895	4,626,049	3,687,962	42	106	274,297	345,172
2021	14,391,664	12,683,973	2,210,117	2,077,460	93	136	134,594	168,998
2020	4,546,813	4,546,813	1,131,157	1,131,157	*	*	*	*
	*As the Company was privately held during this period, such data has not been included.
Company Selected Measure Name	pre-tax income
Named Executive Officers, Footnote [Text Block]	Mr. Zalupski has served as the PEO for the entirety of 2022, 2021 and 2020 and our non-PEO NEOs for the applicable years were as follows:
2022: J. Douglas Moran, L. Anabel Fernandez
2021: J. Douglas Moran, Rick A. Moyer (Former Senior Vice President and Chief Financial Officer through September 30, 2021), L. Anabel Fernandez (effective October 6, 2021)
2020: J. Douglas Moran, Rick A. Moyer
	Amounts reported in these columns represent the total compensation reported in the Summary Compensation Table (“SCT”) for the corresponding year in the case of the PEO and the average total compensation reported in the SCT for the non-PEO NEOs for the corresponding year.
Peer Group Issuers, Footnote [Text Block]	Assumes $100 invested on January 21, 2021, the date of our initial public offering, in our Class A common stock. Historic performance of the stock price of our Class A common stock is not necessarily indicative of future performance.The Total Shareholder Return (“TSR”) Peer Group consists of the Standard and Poor’s Homebuilders Select Industry Index, an independently prepared index that includes companies in the homebuilding industry.
PEO Total Compensation Amount	$ 8,287,488	$ 14,391,664	$ 4,546,813
PEO Actually Paid Compensation Amount	$ 3,789,895	12,683,973	4,546,813
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate CAP, adjustments were made to the amounts reported in the SCT for the corresponding year. A reconciliation of the adjustments for the PEO and for the non-PEO NEOs is set forth below.
Reconciliation of CAP Adjustments

Year	Summary Compensation Table Total ($)(1)	Less, Grant Date Fair Value of Stock Awards Granted During Year ($)(2)	Plus, Year-End Fair Value of Outstanding and Unvested Stock Awards Granted During Year ($)(3)	Less, Change in Fair Value of Prior Year Stock Awards Outstanding And Unvested ($)(4)	Plus, Vest Date Fair Value of Stock Awards Granted and Vested in Year ($)(5)	Less, Change in Fair Value of Prior Year Stock Awards that Vested During Year ($)(6)	Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest During Year ($)(7)	Equals CAP ($)
PEO
2022	8,287,488	(1,812,500)	919,519	(3,319,997)	—	(284,615)	—	3,789,895
2021	14,391,664	(10,684,605)	8,976,914	—	—	—	—	12,683,973
2020	4,546,813	—	—	—	—	—	—	4,546,813
Average of Non-PEO NEOs
2022	4,626,049	(1,256,250)	637,320	(293,957)	—	(25,200)	—	3,687,962
2021	2,210,117	(927,481)	794,824	—	—	—	—	2,077,460
2020	1,131,157	—	—	—	—	—	—	1,131,157
(1) Total compensation included in the Summary Compensation Table for the corresponding year. With respect to the other NEOs, amounts shown represent averages.
(2) Grant date fair value of the stock awards granted during the corresponding year.
(3) Fair value as of the corresponding year-end of the outstanding and unvested stock awards granted during such year.
(4) Change in fair value during the corresponding year of each stock award that was granted in a prior year and that remained outstanding and unvested as of the last day of the corresponding year, and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(5) Fair value at vesting of the stock awards that were granted and vested during the corresponding year.
(6) Change in fair value, measured from the prior year-end to the vesting date, of each stock award that was granted in a prior year and which vested during the corresponding year.
(7) Fair value as of the last day of the prior year of the stock awards that were granted in a prior year and which failed to meet the applicable vesting conditions in the corresponding year.
(8) See footnote 1 in the first pay versus performance table above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 4,626,049	2,210,117	1,131,157
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,687,962	2,077,460	1,131,157
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 42	93
Peer Group Total Shareholder Return Amount	106	136
Net Income (Loss)	$ 274,297,000	$ 134,594,000
Company Selected Measure Amount	345,172,000	168,998,000
PEO Name	Mr. Zalupski
Additional 402(v) Disclosure [Text Block]	Net income calculated in accordance with U.S. generally accepted accounting principles for each year indicated.When determining actual adjusted pre-tax income, the Committee may decide to exclude one-time items including merger/acquisition costs, litigation expense, restructuring costs, changes in accounting, extraordinary income, etc. The Compensation Committee determined that adjusted pre-tax income continues to be a prominent metric of the Company’s performance and, as discussed in the Compensation Discussion and Analysis (“CD&A”), for 2022, was a component of the Company’s annual incentive guidance. Although we utilize numerous financial and other performance measures to link Company performance with compensation actually paid to our NEOs, we believe that adjusted pre-tax income represents the most important performance measure used to link Company performance to compensation actually paid to our NEOs.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-Tax Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Debt-to-Capital Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	MHI Integration
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (1,812,500)	$ (10,684,605)	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	919,519	8,976,914	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(3,319,997)	0	0
PEO [Member] | Equity Awards Granted During The Year, Vested, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(284,615)	0	0
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,256,250)	(927,481)	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	637,320	794,824	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(293,957)	0	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(25,200)	0	0
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0